Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Schedule of Notes Payable	Notes payable at March 31, 2014 and December 31, 2013 consists of the following:
	March 31,	December 31,
	2014	2013

Notes payable	$-	$65,986
Less payments	-	(12,506)
Total	$-	$53,390
Notes payable at December 31, 2013 and 2012 consists of the following:
	December 31,	December 31,
	2013	2012

Notes payable	$65,896	$12,506
Less payments	(12,506)	-
Total	$53,390	$12,506